Note 2 - Summary of Significant Accounting Policies (Details Textual)			12 Months Ended
	Jan. 04, 2021 USD ($)	Aug. 01, 2016 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jan. 01, 2023
Other than Temporary Impairment Losses, Investments			$ 0	$ 0
Impairment of Federal Home Loan Bank Stock			0	$ 0
Threshold for Loans to be Evaluated Annually, Minimum			$ 750,000
Number of Properties, Other Real Estate			0	0
Amortization of Mortgage Servicing Rights (MSRs)			$ 58,000	$ 33,000
Number of Share-Based Plans			3
Mortgage Servicing Rights [Member]
Servicing Asset, Total			$ 330,000	$ 323,000
Signature Insurance Services, LLC [Member]
Payments to Acquire Businesses, Gross		$ 1,000,000.0
Goodwill, Acquired During Period		515,000
Signature Insurance Services, LLC [Member] | Other Intangible Assets [Member]
Finite-lived Intangible Assets Acquired		$ 485,000
Finite-Lived Intangible Asset, Useful Life (Year)		10 years
Oakmont Capital Holdings, LLC [Member]
Goodwill, Acquired During Period	$ 2,100,000
Minimum [Member]
Property, Plant and Equipment, Useful Life (Year)			3 years
Minimum [Member] | Cumulative Effect, Period of Adoption, Adjustment [Member] | Accounting Standards Update 2016-13 [Member] | Subsequent Event [Member]
Financing Receivable, Allowance for Credit Loss and Reserve for Unfunded Commitments, Combined Increase, Percent					5.00%
Maximum [Member]
Property, Plant and Equipment, Useful Life (Year)			39 years
Credit Concentration Risk [Member] | Loans Sold [Member]
Number of Investors			1
Percentage of Loans Sold From Mortgage Loans Held for Sale			38.00%
Percentage Gains on Loans Sold From Mortgage Loans Held for Sale			35.00%
Percentage of Loans Sold From Equipment Loans Held for Sale			51.00%
Percentage Gains on Loans Sold From Equipment Loans Held for Sale			60.00%